Cash and Investment Held in Trust Account (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United States Treasury Bills [Member]
Cash and Investment Held in Trust Account (Details) [Line Items]
Held-to-maturity fair value	$ 40,989,461	$ 40,441,469	$ 48,249,518
Cash [Member]
Cash and Investment Held in Trust Account (Details) [Line Items]
Held-to-maturity fair value	$ 0	$ 0	$ 391